UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Orange Capital, LLC
Address: 1370 Avenue of the Americas, 23rd Floor
         New York, New York 10019

Form 13F File Number: 028-12816

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Lewis
Title:   Managing Member
Phone:   (212) 375-6040


Signature, Place and Date of Signing:

/s/Daniel Lewis                   New York, NY               February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    $245,502
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number      Name
----            -------------------       ------------------------------
1.              028-12817                 Orange Capital Master I, Ltd.

                                           FORM 13F INFORMATION TABLE
                                               ORANGE CAPITAL, LLC
                                                December 31, 2011



COLUMN 1                       COLUMN  2           COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7 COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
E TRADE FINANCIAL CORP         COM NEW          269246401    11774    1,479,150 SH          DEFINED      1     1,479,150
FOREST CITY ENTERPRISES INC    CL A             345550107    20650    1,747,000 SH          DEFINED      1     1,747,000
KOSMOS ENERGY LTD              SHS              G5315B107     1225       99,900 SH          DEFINED      1        99,900
RALCORP HLDGS INC NEW          COM              751028101     6498       76,000 SH          DEFINED      1        76,000
SUNCOKE ENERGY INC             COM              86722A103    15185    1,355,775 SH          DEFINED      1     1,355,775
ISHARES SILVER TRUST           ISHARES          46428Q109     2694      100,000 SH          DEFINED      1       100,000
SPDR GOLD TRUST                GOLD SHS         78463V107   187477    1,233,482 SH          DEFINED      1     1,233,482



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